Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of net income available to common shareholders
Net income (loss) attributable to Atlas	$ 1,701	$ 1,244	$ 1,657	$ 130	$ 135	$ (3,024)	$ 1,066	$ 193	$ (705)	$ 2,303	$ 265	$ 3,166	$ (2,470)
Preferred Stock Dividends	225			202						501	402	810	810
Net income/(loss) attributable to common shareholders	$ 1,476	$ 1,037	$ 1,455	$ (72)	$ (64)	$ (3,228)	$ 862	$ (9)	$ (905)	$ 1,802	$ (137)	$ 2,356	$ (3,280)
Basic:
Weighted Average Number of Shares Outstanding, Basic	8,131,450			6,144,385						7,591,092	6,145,099	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.18	$ 0.17	$ 0.24	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment	252,794			0								2,290,667	0
Weighted Average Number of Shares Outstanding, Diluted	10,968,405			6,144,385						10,346,756	6,145,099	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.16	$ 0.15	$ 0.24	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)
Stock Options [Member]
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment										31,719	0
Warrant [Member]
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment										183,945	0